Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [Abstract]
Profit/(loss) from continuing operations attributable to Atlantica Yield Plc.	$ 41,596	$ (111,804)	$ (4,855)
Profit/(loss) from discontinuing operations attributable to Atlantica Yield Plc.	$ 0	$ 0	$ 0
Average number of ordinary shares outstanding (thousands) - basic and diluted (in shares)	100,217	100,217	100,217
Earnings per share from continuing operations - basic and diluted (in dollars per share)	$ 0.42	$ (1.12)	$ (0.05)
Earnings per share from discontinuing operations - basic and diluted (in dollars per share)	0	0	0
Earnings per share from profit/ (loss) for the period - basic and diluted (in dollars per share)	$ 0.42	$ (1.12)	$ (0.05)